UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York,			New York 10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2007

Date of reporting period:	November 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Advantage Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended November 30, 2006

Total Return for the 6 Months Ended November 30, 2006

Class A	Class B	Class C	Class D	MSCI World Index[1]	Lipper Global Multi-Cap Growth Funds Average[2]
11.64%	11.28%	11.25%	11.83%	10.92%	10.29%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The international equity markets continued to dominate performance during the six-month period, with the U.S. market finishing 19th out of the 23 major developed markets represented in the MSCI World Index. U.S. stock returns have been dampened by a slowdown in the housing market and rising interest rates, although relief in energy prices in the latter half of the period did buoy investors' confidence somewhat. By comparison, the economic environment in Europe appeared relatively benign. Interest rates began to decline in some countries, creating a more favorable backdrop for equities. Amid mixed economic data, rising interest rates and a pessimistic outlook among many investors, Japan's market was volatile during the period. In this environment, the best performing countries were Spain, Singapore and Denmark for the six months ended November 30, 2006. Japan, Finland and Canada had the weakest returns. On a sector basis, utilities, telecommunication services and information technology posted the strongest gains, while industrials, energy and health care rounded out the bottom performing groups.

Performance Analysis

Morgan Stanley Global Advantage Fund outperformed the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Multi-Cap Growth Funds Average for the six months ended November 30, 2006, assuming no deduction of applicable sales charges.

The Fund's outperformance during the period over the MSCI World Index was driven by a number of factors. On a sector basis, underweights in the energy, industrial and materials sectors contributed positively to performance, as these areas were some of the broad market's weaker performing groups during the period. Our stock selection in the materials, industrials and utilities sectors also contributed to the Fund's outperformance. Turning to countries, we note that all country weightings are a result of our bottom-up stock selection process, not a top-down allocation decision. However, an overweight in Spain, underweight in Japan and overweight in Singapore proved advantageous for the Fund, as did strong stock picking in the U.S., U.K. and Hong Kong.

Other areas were not so positive for the Fund for the period. From a sector perspective, detractors from the Fund's return relative to the MSCI World Index included underweights in the utilities and telecommunication services sectors. The health care sector also had a negative influence on performance, due to an overweight in the sector and weak stock selection. Additionally, our stock selection in the consumer staples and information technology sectors did not fare so well. On a country basis, stock selection in Japan, Germany and Canada was an additional source of underperformance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
UniCredito Italiano SpA	3.5%
Apple Computer, Inc.	2.6
News Corp. (Class A)	2.4
Singapore Airlines Ltd.	2.4
SABMiller PLC	2.3
Amgen Inc.	2.3
Goldman Sachs Group, Inc. (The)	2.3
UBS AG (Registered Shares)	2.3
Man Group PLC	2.1
Standard Chartered PLC	2.1
TOP FIVE COUNTRIES
United States	38.6%
Spain	9.2
United Kingdom	8.9
Germany	5.5
Singapore	5.1

Data as of November 30, 2006. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in equity securities of companies located throughout the world (including the United States). The Fund's equity securities may include common stock, preferred stock, depositary receipts and/or convertible securities. The Fund may also invest in foreign securities issued by companies located in emerging market countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended November 30, 2006

Symbol	Class A Shares* (since 02/25/98) GADAX		Class B Shares** (since 02/25/98) GADBX		Class C Shares† (since 02/25/98) GADCX		Class D Shares†† (since 02/25/98) GADDX
1 Year	18.73% 12.50	[3] [4]	18.01% 13.01	[3] [4]	17.95% 16.95	[3] [4]	19.19% —	[3]
5 Years	7.61 6.46	[3] [4]	6.79 6.48	[3] [4]	6.80 6.80	[3] [4]	7.88 —	[3]
Since Inception	2.31 1.68	[3] [4]	1.54 1.54	[3] [4]	1.57 1.57	[3] [4]	2.54 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Multi-Cap Growth Funds Average tracks the performance of all funds in the Lipper Global Multi-Cap Growth Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund is in the Lipper Global Multi-Cap Growth Funds classification as of 11/30/2006.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/06 – 11/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	06/01/06	11/30/06	06/01/06 – 11/30/06
Class A
Actual (11.64% return)	$1,000.00	$1,116.40	$7.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.73
Class B
Actual (11.28% return)	$1,000.00	$1,112.80	$11.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.64	$10.50
Class C
Actual (11.25% return)	$1,000.00	$1,112.50	$11.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.64	$10.50
Class D
Actual (11.83% return)	$1,000.00	$1,118.30	$5.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.65	$5.47

*  Expenses are equal to the Fund's annualized expense ratios of 1.33%, 2.08%, 2.08% and 1.08% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.3%)
	Australia (3.2%)
	Data Processing Services
751,600	Computershare Ltd.	$5,364,722
	Other Consumer Services
564,000	A.B.C. Learning Centres Ltd.	3,313,960
Total Australia		8,678,682
	Bermuda (2.7%)
	Multi-Line Insurance
151,700	Axis Capital Holdings Ltd.	5,192,691
	Semiconductors
101,634	Marvell Technology Group Ltd.*	2,097,726
Total Bermuda		7,290,417
	British Virgin Islands (1.2%)
	Electronic Equipment/ Instruments
192,600	Nam Tai Electronics, Inc.	3,201,012
	Canada (1.9%)
	Biotechnology
230,600	Angiotech Pharmaceuticals, Inc.*	1,978,548
	Food: Specialty/Candy
311,000	SunOpta Inc.*	3,050,910
Total Canada		5,029,458
	Germany (5.5%)
	Apparel/Footwear
88,504	Adidas AG	4,359,873
	Finance/Rental/Leasing
52,827	Grenkeleasing AG	2,288,171
	Financial Conglomerates
86,600	Hypo Real Estate Holding AG	5,040,373
	Medical Specialties
16,500	Fresenius AG	3,116,651
Total Germany		14,805,068

NUMBER OF SHARES		VALUE
	Greece (2.6%)
	Regional Banks
113,188	EFG Eurobank Ergasias	$4,048,078
	Wireless Telecommunications
110,600	Cosmote Mobile Telecommunications S.A.	3,076,516
Total Greece		7,124,594
	Hong Kong (4.3%)
	Agricultural Commodities/ Milling
6,382,000	Global Bio-chem Technology Group Co., Ltd.	2,083,798
	Apparel/Footwear Retail
521,000	Esprit Holdings Ltd.	5,401,410
	Wholesale Distributors
1,426,040	Li & Fung Ltd.	4,142,907
Total Hong Kong		11,628,115
	India (1.1%)
	Construction Materials
120,200	Associated Cement Co., Ltd.	3,042,049
	Israel (1.6%)
	Pharmaceuticals: Other
131,000	Teva Pharmaceutical Industries Ltd. (ADR)	4,199,860
	Italy (3.5%)
	Major Banks
1,078,000	UniCredito Italiano SpA	9,310,031
	Japan (3.4%)
	Home Building
99,000	Daito Trust Construction Co., Ltd.	5,121,869
	Industrial Machinery
255,000	OSG Corp.	4,085,550
Total Japan		9,207,419

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Mexico (1.3%)
	Beverages: Non-Alcoholic
32,100	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units)†	$3,378,525
	Singapore (5.1%)
	Airlines
620,000	Singapore Airlines Ltd.	6,324,064
	Electronic Components
243,100	Flextronics International Ltd.*	2,734,875
	Marine Shipping
3,261,000	Cosco Corp Ltd.	4,660,993
Total Singapore		13,719,932
	South Africa (1.1%)
	Pharmaceuticals: Generic Drugs
617,400	Aspen Pharmacare Holdings Ltd.*	2,902,984
	Spain (9.2%)
	Apparel/Footwear Retail
53,800	Industria de Diseno Textil, S.A.	2,727,253
	Broadcasting
113,922	Antena 3 de Television S.A.	2,714,710
188,600	Gestevision Telecinco S.A.	5,311,164
		8,025,874
	Major Banks
165,640	Banco Bilbao Vizcaya Argentaria, S.A.	4,004,173
289,889	Banco Santander Central Hispano S.A.	5,264,461
		9,268,634
	Major Telecommunications
237,118	Telefonica S.A.	4,802,383
Total Spain		24,824,144

NUMBER OF SHARES		VALUE
	Switzerland (2.3%)
	Financial Conglomerates
101,708	UBS AG (Registered Shares)	$6,115,381
	Taiwan (1.8%)
	Semiconductors
451,650	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,855,238
	United Kingdom (8.9%)
	Beverages: Alcoholic
300,300	SABMiller PLC	6,275,205
	Investment Managers
617,532	Man Group PLC	5,754,096
1,732,000	RAB Capital PLC	3,038,753
		8,792,849
	Major Banks
200,597	Standard Chartered PLC	5,753,327
	Pharmaceuticals: Other
152,615	Shire PLC	3,057,108
Total United Kingdom		23,878,489
	United States (38.6%)
	Apparel/Footwear
81,900	Under Armour, Inc. (Class A)*	3,842,748
	Beverages: Non-Alcoholic
52,400	PepsiCo, Inc.	3,247,228
	Biotechnology
86,416	Amgen Inc.*	6,135,536
46,532	Genentech, Inc.*	3,803,991
46,300	Gilead Sciences, Inc.*	3,052,096
		12,991,623
	Broadcasting
190,700	XM Satellite Radio Holdings Inc. (Class A)*	2,753,708
	Computer Processing Hardware
75,900	Apple Computer, Inc.*	6,958,512

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Data Processing Services
135,400	Western Union Co.	$3,087,120
	Electric Utilities
79,300	Constellation Energy Group	5,440,773
	Electronic Components
81,100	Amphenol Corp. (Class A)	5,525,343
	Electronic Equipment/ Instruments
75,200	Mine Safety Appliances Co.	2,715,472
	Financial Conglomerates
58,600	Prudential Financial, Inc.	4,774,728
	Hospital/Nursing Management
87,000	United Surgical Partners International, Inc.*	2,214,150
	Insurance Brokers/Services
136,000	Willis Group Holdings Ltd.	5,475,360
	Investment Banks/Brokers
31,400	Goldman Sachs Group, Inc. (The)	6,116,720
59,682	Merrill Lynch & Co., Inc.	5,217,997
		11,334,717
	Investment Trusts/ Mutual Funds
121,500	KKR Private Equity Investors LP (Units)*†	2,648,700
	Life/Health Insurance
96,500	AFLAC, Inc.	4,259,510
	Media Conglomerates
310,031	News Corp. (Class A)	6,386,639
	Medical Specialties
49,400	Bard (C.R.), Inc.	4,065,126
92,000	Thermo Fisher Scientific, Inc.*	4,032,360
		8,097,486
	Medical/Nursing Services
120,900	Matria Healthcare, Inc.*	3,536,325

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
107,000	FTI Consulting Inc.*	$2,876,160
	Specialty Stores
126,800	Staples, Inc.	3,229,596
	Telecommunication Equipment
108,582	Corning, Inc.*	2,341,028
Total United States		103,736,926
Total Common Stocks (Cost $233,404,584)		266,928,324
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (0.7%)
	Repurchase Agreement
$1,961	Joint repurchase agreement account 5.295% due 12/01/06 (dated 11/30/06; proceeds $1,961,288) (a) (Cost $1,961,000)	1,961,000

Total Investments (Cost $235,365,584) (b)	100.0%	268,889,324
Liabilities in Excess of Other Assets	(0.0)	(41,235)
Net Assets	100.0%	$268,848,089

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (a)  Collateralized by federal agency and U.S. Treasury obligations.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $44,508,898 and the aggregate gross unrealized depreciation is $10,985,158, resulting in net unrealized appreciation of $33,523,740.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Summary of Investments  ■  November 30, 2006 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Major Banks	$24,331,992	9.1%
Financial Conglomerates	15,930,482	5.9
Biotechnology	14,970,171	5.6
Investment Banks/Brokers	11,334,717	4.2
Medical Specialties	11,214,137	4.2
Broadcasting	10,779,582	4.0
Investment Managers	8,792,849	3.3
Data Processing Services	8,451,842	3.1
Electronic Components	8,260,218	3.1
Apparel/Footwear	8,202,621	3.1
Apparel/Footwear Retail	8,128,663	3.0
Pharmaceuticals: Other	7,256,968	2.7
Computer Processing Hardware	6,958,512	2.6
Semiconductors	6,952,964	2.6
Beverages: Non-Alcoholic	6,625,753	2.5
Media Conglomerates	6,386,639	2.4
Airlines	6,324,064	2.4
Beverages: Alcoholic	6,275,205	2.3
Electronic Equipment/ Instruments	5,916,484	2.2
Insurance Brokers/ Services	5,475,360	2.0
Electric Utilities	5,440,773	2.0
Multi-Line Insurance	5,192,691	1.9
Home Building	5,121,869	1.9
Major Telecommunications	4,802,383	1.8

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Marine Shipping	$4,660,993	1.7%
Life/Health Insurance	4,259,510	1.6
Wholesale Distributors	4,142,907	1.5
Industrial Machinery	4,085,550	1.5
Regional Banks	4,048,078	1.5
Medical/Nursing Services	3,536,325	1.3
Other Consumer Services	3,313,960	1.2
Specialty Stores	3,229,596	1.2
Wireless Telecommunications	3,076,516	1.1
Food: Specialty/Candy	3,050,910	1.1
Construction Materials	3,042,049	1.1
Pharmaceuticals: Generic Drugs	2,902,984	1.1
Miscellaneous Commercial Services	2,876,160	1.1
Investment Trusts/Mutual Funds	2,648,700	1.0
Telecommunication Equipment	2,341,028	0.9
Finance/Rental/Leasing	2,288,171	0.9
Hospital/Nursing Management	2,214,150	0.8
Agricultural Commodities/ Milling	2,083,798	0.8
Repurchase Agreement	1,961,000	0.7
	$268,889,324	100.0%

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $235,365,584)	$268,889,324
Cash (including $82,762 in foreign currency, at value with a cost of $81,267)	83,383
Receivable for:
Dividends	369,617
Foreign withholding taxes reclaimed	182,614
Shares of beneficial interest sold	19,649
Interest	288
Prepaid expenses and other assets	19,592
Total Assets	269,564,467
Liabilities:
Payable for:
Shares of beneficial interest redeemed	258,051
Investment advisory fee	124,830
Distribution fee	96,041
Transfer agent fee	56,310
Administration fee	17,520
Accrued expenses and other payables	163,626
Total Liabilities	716,378
Net Assets	$268,848,089
Composition of Net Assets:
Paid-in-capital	$545,235,671
Net unrealized appreciation	33,434,520
Accumulated net investment loss	(213,216)
Accumulated net realized loss	(309,608,886)
Net Assets	$268,848,089
Class A Shares:
Net Assets	$197,566,835
Shares Outstanding (unlimited authorized, $.01 par value)	18,548,102
Net Asset Value Per Share	$10.65
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.24
Class B Shares:
Net Assets	$43,114,500
Shares Outstanding (unlimited authorized, $.01 par value)	4,329,423
Net Asset Value Per Share	$9.96
Class C Shares:
Net Assets	$23,981,028
Shares Outstanding (unlimited authorized, $.01 par value)	2,400,841
Net Asset Value Per Share	$9.99
Class D Shares:
Net Assets	$4,185,726
Shares Outstanding (unlimited authorized, $.01 par value)	385,073
Net Asset Value Per Share	$10.87

Statement of Operations

For the six months ended November 30, 2006
(unaudited)

Net Investment Loss:
Income
Dividends (net of $97,008 foreign withholding tax)	$1,787,592
Interest	41,246
Total Income	1,828,838
Expenses
Investment advisory fee	752,362
Transfer agent fees and expenses	382,630
Distribution fee (Class A shares)	229,760
Distribution fee (Class B shares)	266,875
Distribution fee (Class C shares)	114,869
Administration fee	105,595
Shareholder reports and notices	63,973
Professional fees	44,785
Custodian fees	39,938
Registration fees	25,280
Trustees' fees and expenses	2,084
Other	15,253
Total Expenses	2,043,404
Less: expense offset	(1,924)
Net Expenses	2,041,480
Net Investment Loss	(212,642)
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	4,077,711
Foreign exchange transactions	74,740
Net Realized Gain	4,152,451
Net Change in Unrealized Appreciation/ Depreciation on:
Investments	24,753,595
Translation of forward foreign currency contracts and other assets and liabilities denominated in foreign currencies	(114,102)
Net Appreciation	24,639,493
Net Gain	28,791,944
Net Increase	$28,579,302

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006	FOR THE YEAR ENDED MAY 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(212,642)	$(190,667)
Net realized gain	4,152,451	45,304,820
Net change in unrealized appreciation	24,639,493	(4,508,253)
Net Increase	28,579,302	40,605,900
Net decrease from transactions in shares of beneficial interest	(36,174,222)	(92,029,772)
Net Decrease	(7,594,920)	(51,423,872)
Net Assets:
Beginning of period	276,443,009	327,866,881
End of Period
(Including accumulated net investment losses of $213,216 and $574, respectively)	$268,848,089	$276,443,009

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is to seek long-term capital growth. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $1.5 billion; and 0.545% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 1.0% of the average daily net assets of Class B; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $53,077,252 at November 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $750, $32,125 and $198, respectively and received $8,559 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions With Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2006 aggregated $14,912,978 and $49,950,674, respectively.

At November 30, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 302,401 Class D shares of beneficial interest of the Fund.

For the six months ended November 30, 2006, the Fund incurred brokerage commissions of $1,976 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2006, the Fund's cash balance consisted principally of interest bearing deposits with the Bank of New York, the Fund's custodian.

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED MAY 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	33,971	$331,579	72,911	$666,333
Conversion from Class B	2,486,161	23,796,613	17,360,808	166,865,894
Redeemed	(2,779,058)	(27,052,685)	(2,026,678)	(19,281,401)
Net increase (decrease) — Class A	(258,926)	(2,924,493)	15,407,041	148,250,826
CLASS B SHARES
Sold	41,803	382,704	168,882	1,449,714
Conversion to Class A	(2,653,638)	(23,796,613)	(18,471,154)	(166,865,894)
Redeemed	(839,323)	(7,598,872)	(8,361,689)	(70,691,342)
Net decrease — Class B	(3,451,158)	(31,012,781)	(26,663,961)	(236,107,522)
CLASS C SHARES
Sold	14,757	133,165	37,005	322,414
Redeemed	(259,031)	(2,355,867)	(826,556)	(7,106,899)
Net decrease — Class C	(244,274)	(2,222,702)	(789,551)	(6,784,485)
CLASS D SHARES
Sold	883	8,690	292,544	2,717,090
Redeemed	(2,369)	(22,936)	(11,104)	(105,681)
Net increase (decrease) — Class D	(1,486)	(14,246)	281,440	2,611,409
Net decrease in Fund	(3,955,844)	$(36,174,222)	(11,765,031)	$(92,029,772)

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2006, the Fund had a net capital loss carryforward of $313,745,607 of which $162,435,980 will expire on May 31, 2010 and $151,309,627 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October loss deferrals on wash sales.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Global Advantage Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.54		$8.34	$7.71	$6.32	$7.16	$8.70
Income (loss) from investment operations:
Net investment income‡	0.00		0.05	0.05	0.03	0.03	0.01
Net realized and unrealized gain (loss)	1.11		1.15	0.58	1.36	(0.87)	(1.55)
Total income (loss) from investment operations	1.11		1.20	0.63	1.39	(0.84)	(1.54)
Net asset value, end of period	$10.65		$9.54	$8.34	$7.71	$6.32	$7.16
Total Return†	11.64	%(1)	14.39%	8.17%	21.99%	(11.73)%	(17.70)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.33	%(2)	1.29%	1.26%	1.26%	1.31%	1.17%
Net investment income	0.06	%(2)	0.53%	0.49%	0.44%	0.48%	0.09%
Supplemental Data:
Net assets, end of period, in thousands	$197,567		$179,327	$28,357	$20,969	$20,824	$30,094
Portfolio turnover rate	6	%(1)	137%	93%	111%	135%	50%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.95		$7.88	$7.34	$6.06	$6.93	$8.48
Income (loss) from investment operations:
Net investment loss‡	(0.03)		(0.02)	(0.02)	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	1.04		1.09	0.56	1.30	(0.85)	(1.50)
Total income (loss) from investment operations	1.01		1.07	0.54	1.28	(0.87)	(1.55)
Net asset value, end of period	$9.96		$8.95	$7.88	$7.34	$6.06	$6.93
Total Return†	11.28	%(1)	13.58%	7.36%	21.12%	(12.55)%	(18.28)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.08	%(2)	2.04%	2.01%	2.02%	2.07%	1.93%
Net investment loss	(0.69	)%(2)	(0.22)%	(0.26)%	(0.32)%	(0.28)%	(0.67)%
Supplemental Data:
Net assets, end of period, in thousands	$43,115		$69,619	$271,463	$366,269	$384,467	$609,319
Portfolio turnover rate	6	%(1)	137%	93%	111%	135%	50%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.98		$7.91	$7.36	$6.08	$6.95	$8.50
Income (loss) from investment operations:
Net investment loss‡	(0.03)		(0.02)	(0.02)	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	1.04		1.09	0.57	1.30	(0.85)	(1.50)
Total income (loss) from investment operations	1.01		1.07	0.55	1.28	(0.87)	(1.55)
Net asset value, end of period	$9.99		$8.98	$7.91	$7.36	$6.08	$6.95
Total Return†	11.25	%(1)	13.53%	7.47%	21.05%	(12.52)%	(18.24)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.08	%(2)	2.04%	2.01%	2.02%	2.07%	1.90%
Net investment loss	(0.69	)%(2)	(0.22)%	(0.26)%	(0.32)%	(0.28)%	(0.64)%
Supplemental Data:
Net assets, end of period, in thousands	$23,981		$23,740	$27,155	$32,213	$33,056	$50,236
Portfolio turnover rate	6	%(1)	137%	93%	111%	135%	50%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.72		$8.48	$7.81	$6.39	$7.23	$8.76
Income (loss) from investment operations:
Net investment income‡	0.02		0.07	0.09	0.05	0.04	0.02
Net realized and unrealized gain (loss)	1.13		1.17	0.58	1.37	(0.88)	(1.55)
Total income (loss) from investment operations	1.15		1.24	0.67	1.42	(0.84)	(1.53)
Net asset value, end of period	$10.87		$9.72	$8.48	$7.81	$6.39	$7.23
Total Return†	11.83	%(1)	14.62%	8.58%	22.22%	(11.62)%	(17.47)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.08	%(2)	1.04%	1.01%	1.02%	1.07%	0.93%
Net investment income	0.31	%(2)	0.78%	0.74%	0.68%	0.72%	0.33%
Supplemental Data:
Net assets, end of period, in thousands	$4,186		$3,757	$891	$423	$454	$926
Portfolio turnover rate	6	%(1)	137%	93%	111%	135%	50%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the month.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and later adjourned to September 27, 2006, to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	14,393,214	700,964	0	0
Kathleen A. Dennis	14,378,674	715,504	0	0
James F. Higgins	14,387,663	706,515	0	0
Joseph J. Kearns	14,389,643	704,535	0	0
Michael F. Klein	14,389,765	704,413	0	0
W. Allen Reed	14,386,474	707,704	0	0
Fergus Reid	14,366,546	727,632	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	12,222,855	667,437	550,492	1,653,394
Elimination of the fundamental policy restricting purchases of securities on margin	12,268,665	637,410	534,709	1,653,394
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	12,308,833	590,485	541,466	1,653,394

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	12,345,615	580,756	514,413	1,653,394
Modify fundamental policy regarding borrowing money	12,251,805	650,326	538,653	1,653,394
Modify fundamental policy regarding loans	12,249,464	647,056	544,264	1,653,394
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	12,284,179	619,336	537,269	1,653,394
Modify fundamental policy regarding issuance of senior securities	12,321,034	597,004	522,746	1,653,394

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	12,223,431	679,806	537,547	1,653,394

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Global Advantage Fund

Semiannual Report
November 30, 2006

GADSAN-RA07-00015P-Y11/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007